Related Party Transactions and Balances (Details) - Schedule of Related Parties Financial and Operational	6 Months Ended
Jun. 30, 2023
Haohan Xu [Member]
Related Party Transactions and Balances (Details) - Schedule of Related Parties Financial and Operational [Line Items]
Nature of the party	Individual
Relationship with the Group	Chief Executive Officer
Apifiny Inc.[Member]
Related Party Transactions and Balances (Details) - Schedule of Related Parties Financial and Operational [Line Items]
Nature of the party	Investment management
Relationship with the Group	Controlled by Haohan Xu
Roxe Holding Inc.[Member]
Related Party Transactions and Balances (Details) - Schedule of Related Parties Financial and Operational [Line Items]
Nature of the party	Investment management
Relationship with the Group	Controlled by Haohan Xu
Dr. Chris Chang Yu [Member]
Related Party Transactions and Balances (Details) - Schedule of Related Parties Financial and Operational [Line Items]
Nature of the party	Individual	[1]
Relationship with the Group	Co-Founder and shareholder	[1]
CRS Holdings Inc. [Member]
Related Party Transactions and Balances (Details) - Schedule of Related Parties Financial and Operational [Line Items]
Nature of the party	Investor
Relationship with the Group	Controlled by Dr. Chris Chang Yu
Jiaxing Zhijun Sihang Investment Partnership Enterprises [Member]
Related Party Transactions and Balances (Details) - Schedule of Related Parties Financial and Operational [Line Items]
Nature of the party	Private equity investment
Relationship with the Group	Shareholder, due to diluted equity interest, no longer a related party for the six months ended June 30 2023

[1]	Dr. Yu resigned from his position as the Chief Executive Officer (“CEO”) of the Company and Chairman of the Board on April 6, 2022 and was appointed as Co-Chairman and Co-CEO in May 2022. On May 17, 2023, Dr. Yu resigned as the Co-Chief Executive Officer of the Company.